EMPLOYEE BENEFITS OBLIGATIONS - Movement In Defined Benefit Pension Obligation (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year		$ 40.8
Actuarial loss (gain) arising from:
Net defined benefit liability (asset), end of year		33.0	$ 40.8
Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year		(51.0)
Current service cost		31.9	32.5
Interest cost		(25.4)	(24.1)
Actuarial loss (gain) arising from:
Net defined benefit liability (asset), end of year		(65.7)	(51.0)
Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year		590.7	638.7
Current service cost		31.9	32.5
Interest cost		22.8	24.1
Past service cost		2.9	0.0
Actuarial loss (gain) arising from:
Experience adjustments		(3.0)	25.7
Economic assumptions		4.6	(104.6)
Demographic assumptions		(0.1)	2.5
Employee contributions		9.5	9.2
Pension benefits paid		(14.4)	(25.7)
Settlements	$ (168.9)	(168.9)	(11.7)
Net transfers		(0.3)	0.0
Foreign currency exchange differences		0.0	0.0
Net defined benefit liability (asset), end of year		476.3	590.7
Funded plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year		(641.7)	(623.9)
Interest cost		(25.4)	(24.1)
Actuarial loss (gain) arising from:
Return on plan assets, excluding amounts included in interest income		18.5	(11.0)
Employer contributions		25.2	33.4
Employee contributions		(9.5)	(9.2)
Pension benefits paid		14.4	25.7
Settlements	$ 163.5	163.5	11.7
Net transfers		0.3	0.0
Administrative costs		(0.8)	(0.6)
Foreign currency exchange differences		0.1	0.1
Net defined benefit liability (asset), end of year		(542.0)	(641.7)
Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		5.2	5.1
Interest cost		4.4	3.3
Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year		91.8	94.9
Current service cost		5.2	5.1
Interest cost		4.4	3.3
Past service cost		0.0	0.2
Actuarial loss (gain) arising from:
Experience adjustments		0.0	4.9
Economic assumptions		1.0	(13.7)
Pension benefits paid		(3.7)	(3.5)
Foreign currency exchange differences		0.0	(0.6)
Net defined benefit liability (asset), end of year		98.7	91.8
Canadian | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		31.9	32.5
Interest cost		(25.1)	(23.9)
Canadian | Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year		585.5	631.8
Current service cost		31.9	32.5
Interest cost		22.5	23.9
Past service cost		2.9	0.0
Actuarial loss (gain) arising from:
Experience adjustments		(3.0)	25.5
Economic assumptions		4.6	(102.8)
Demographic assumptions		0.0	2.6
Employee contributions		9.5	9.2
Pension benefits paid		(14.0)	(25.5)
Settlements		(168.9)	(11.7)
Net transfers		(0.3)	0.0
Foreign currency exchange differences		0.0	0.0
Net defined benefit liability (asset), end of year		471.3	585.5
Canadian | Funded plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year		(635.3)	(617.1)
Interest cost		(25.1)	(23.9)
Actuarial loss (gain) arising from:
Return on plan assets, excluding amounts included in interest income		18.2	(10.1)
Employer contributions		24.9	33.0
Employee contributions		(9.5)	(9.2)
Pension benefits paid		14.0	25.5
Settlements		163.5	11.7
Net transfers		0.3	0.0
Administrative costs		(0.8)	(0.6)
Foreign currency exchange differences		0.0	0.0
Net defined benefit liability (asset), end of year		(535.0)	(635.3)
Canadian | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		3.9	4.1
Interest cost		3.9	3.0
Canadian | Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year		81.3	82.6
Current service cost		3.9	4.1
Interest cost		3.9	3.0
Past service cost		0.0	0.0
Actuarial loss (gain) arising from:
Experience adjustments		(0.4)	5.5
Economic assumptions		0.5	(11.0)
Pension benefits paid		(3.0)	(2.9)
Foreign currency exchange differences		0.0	0.0
Net defined benefit liability (asset), end of year		86.2	81.3
Foreign | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		0.0	0.0
Interest cost		(0.3)	(0.2)
Foreign | Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year		5.2	6.9
Current service cost		0.0	0.0
Interest cost		0.3	0.2
Past service cost		0.0	0.0
Actuarial loss (gain) arising from:
Experience adjustments		0.0	0.2
Economic assumptions		0.0	(1.8)
Demographic assumptions		(0.1)	(0.1)
Employee contributions		0.0	0.0
Pension benefits paid		(0.4)	(0.2)
Settlements		0.0	0.0
Net transfers		0.0	0.0
Foreign currency exchange differences		0.0	0.0
Net defined benefit liability (asset), end of year		5.0	5.2
Foreign | Funded plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year		(6.4)	(6.8)
Interest cost		(0.3)	(0.2)
Actuarial loss (gain) arising from:
Return on plan assets, excluding amounts included in interest income		0.3	(0.9)
Employer contributions		0.3	0.4
Employee contributions		0.0	0.0
Pension benefits paid		0.4	0.2
Settlements		0.0	0.0
Net transfers		0.0	0.0
Administrative costs		0.0	0.0
Foreign currency exchange differences		0.1	0.1
Net defined benefit liability (asset), end of year		(7.0)	(6.4)
Foreign | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		1.3	1.0
Interest cost		0.5	0.3
Foreign | Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year		10.5	12.3
Current service cost		1.3	1.0
Interest cost		0.5	0.3
Past service cost		0.0	0.2
Actuarial loss (gain) arising from:
Experience adjustments		0.4	(0.6)
Economic assumptions		0.5	(2.7)
Pension benefits paid		(0.7)	(0.6)
Foreign currency exchange differences		0.0	(0.6)
Net defined benefit liability (asset), end of year		$ 12.5	$ 10.5